Condensed Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Gross written premiums	$ 58,346	$ 37,342	$ 112,377	$ 71,354	$ 154,891	$ 120,234	$ 82,287
Ceded written premiums	(24,632)	(26,674)	(50,737)	(40,436)	(82,949)	(46,951)	(29,636)
Net written premiums	33,714	10,668	61,640	30,918	71,942	73,283	52,651
Change in unearned premiums	(10,506)	7,611	(20,081)	5,327	(2,045)	(17,738)	(12,329)
Net earned premiums	23,208	18,279	41,559	36,245	69,897	55,545	40,322
Net investment income	1,483	729	2,443	1,346	3,238	2,125	1,615
Net realized and unrealized (losses) gains on investments	493	255	2,904	(366)	(2,569)	608	499
Commission and other income	721	629	1,306	1,190	2,405	1,188	260
Total revenues	25,905	19,892	48,212	38,415	72,971	59,466	42,696
Expenses:
Losses and loss adjustment expenses	643	732	959	1,670	6,274	12,125	7,292
Acquisition expenses	8,971	7,450	15,946	15,240	28,224	25,522	17,340
Other underwriting expenses (includes stock-based compensation of $306 and $0 for the three months ended June 30, 2019 and 2018, respectively and $23,267 and $0 for the six months ended June 30, 2019 and 2018, respectively)	7,165	4,339	36,017	8,143	17,957	15,146	10,153
Interest expense	639	434	1,068	839	2,303	1,745	1,634
Total expenses	17,418	12,955	53,990	25,892	54,758	54,538	36,419
Income (loss) before income taxes	8,487	6,937	(5,778)	12,523	18,213	4,928	6,277
Income tax expense (benefit)	1,789	3	1,934	(4)	(6)	1,145	(337)
Net income (loss)	6,698	6,934	(7,712)	12,527	18,219	3,783	6,614
Other comprehensive income, net:
Net unrealized gains (losses) on securities available for sale for the three and six months ended June 30, 2019 and 2018, respectively	3,298	(91)	5,485	(990)
Net comprehensive income (loss)	$ 9,996	$ 6,843	$ (2,227)	$ 11,537	$ 17,878	$ 5,305	$ 8,089
Per Share Data:
Basic earnings per share	$ 0.30	$ 0.41	$ (0.40)	$ 0.74
Diluted earnings per share	$ 0.30	$ 0.41	$ (0.40)	$ 0.74
Weighted average common shares outstanding:					17,000,000	17,000,000	17,000,000
Basic	21,975,962	17,000,000	19,501,727	17,000,000
Diluted	22,105,009	17,000,000	19,501,727	17,000,000